Operating Segments Operating Segments Level 4 (Details) - EBITDA by Segment (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting Information [Line Items]
Other Depreciation and Amortization	$ 187	$ 197	$ 197
Segment EBITDA	214	379	492
Silicones [Member]
Segment Reporting Information [Line Items]
Other Depreciation and Amortization	162	170	169
Segment EBITDA	206	291	433
Quartz [Member]
Segment Reporting Information [Line Items]
Other Depreciation and Amortization	25	27	28
Segment EBITDA	44	101	92
Corporate and Other [Member]
Segment Reporting Information [Line Items]
Segment EBITDA	$ (36)	$ (13)	$ (33)